US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value

Government Bonds (68.72%)
US Government and Agency Obligations (68.72%)
$ 4,000,000	Federal Farm Credit Banks Funding Corp.(a)	2.750%	04/22/41	$3,070,827
3,600,000	Federal Farm Credit Banks Funding Corp.(a)	4.850%	04/28/42	3,495,306
2,000,000	Federal Farm Credit Banks Funding Corp.(a)	5.050%	08/18/42	1,972,381
10,500,000	Federal Farm Credit Banks Funding Corp.(a)	5.480%	06/27/42	10,300,844
1,000,000	Federal Home Loan Banks(a),(b)	5.200%	09/28/37	992,339

				19,831,697

Total Government Bonds
(Cost $21,100,000)				19,831,697

Mortgage-Backed Securities (14.44%)
Collateralized Mortgage Obligations (1.96%)
48,872	CSMC Mortgage-Backed Trust	5.700%	08/25/37	16,829
47,352	R&G Non Conforming Mortgage Loan Trust	6.250%	10/01/34	31,489
60,585	R&G Non Conforming Mortgage Loan Trust	6.000%	09/01/34	40,289
55,906	R&G Non Conforming Mortgage Loan Trust	5.460%	05/01/34	37,177
660,279	R&G Non Conforming Mortgage Loan Trust	5.460%	05/01/34	439,086

				564,870

Fannie Mae Bonds (9.53%)(c)
11,974	Federal National Mortgage Association Pool 758520	5.500%	02/01/34	12,017
386,514	Federal National Mortgage Association Pool 747044	5.500%	03/01/34	387,911
54,314	Federal National Mortgage Association Pool 758544	5.500%	05/01/34	54,510
18,499	Federal National Mortgage Association Pool 682079	6.000%	11/01/32	18,927
75,227	Federal National Mortgage Association Pool 758514	6.000%	01/01/34	76,966
17,669	Federal National Mortgage Association Pool 758560	6.000%	08/01/34	18,427
924,850	Federal National Mortgage Association Pool 835565	6.000%	10/01/35	979,846
136,464	Federal National Mortgage Association Pool 887184	6.000%	06/01/36	142,335
360,475	Federal National Mortgage Association Pool 905018	6.000%	05/01/37	381,937
606,547	Federal National Mortgage Association Pool 905048	6.000%	07/01/37	640,437
37,491	Federal National Mortgage Association Pool 758521	6.500%	02/01/34	38,795

				2,752,108

Freddie Mac Bonds (0.87%)(d)
157,907	Federal Home Loan Mortgage Corp. Pool A51301	6.000%	07/01/36	165,084
81,440	Federal Home Loan Mortgage Corp. Pool A50587	6.500%	06/01/36	86,204

				251,288

GNMA Bonds (0.82%)(e)
179,463	Government National Mortgage Association Pool 592858	6.000%	12/15/35	190,032
44,936	Government National Mortgage Association Pool 618199	6.500%	11/15/34	47,758

				237,790

Taxable Mortgage-Backed Securities (1.26%)
545,147	Doral Financial Participation Certificate 2004(f),(g)	6.690%	12/01/31	362,523

Total Mortgage-Backed Securities
(Cost $4,506,892)				4,168,579

Municipal Bonds (16.51%)
Illinois (3.97%)
1,071,429	State of Illinois, Build America Bonds, General Obligation Unlimited	7.350%	07/01/35	1,145,196

Puerto Rico (12.54%)
1,181,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(h),(i)	0.000%	07/01/46	439,289

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US Mortgage-Backed & Income Fund for Puerto Rico Residents, Inc.	Schedule of Investments
June 30, 2026 (Unaudited)

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (16.51%) (continued)
$ 1,143,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(h),(i)	0.000%	07/01/51	$310,527
570,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(i)	4.329%	07/01/40	570,089
111,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(i)	4.500%	07/01/34	111,012
17,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(i)	4.536%	07/01/53	16,188
56,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(i)	4.550%	07/01/40	56,179
411,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(i)	4.750%	07/01/53	405,748
469,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(i)	4.784%	07/01/58	458,756
1,255,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(i)	5.000%	07/01/58	1,252,964

				3,620,752

Total Municipal Bonds
(Cost $4,629,958)				4,765,948

Total Investments (99.67%)
(Cost $30,236,850)				$28,766,224
Assets in Excess of Other Liabilities (0.33%)				93,900

NET ASSETS (100.00%)				$28,860,124

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(g)

Certificates are private placements and are collateralized by residential mortgage loans. They are subject to prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The mortgages of the 2002 Series B Certificates are guaranteed by the Federal Housing Administration (“FHA”) or by the United States Veterans Administration (“VA”). This guarantee is subject to complying with certain FHA guidelines in order to be effective. Significant unobservable inputs were used in the valuation of these securities and are classified as Level 3.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Collateral at Fair Value	Value
Santander Capital(a)	Federal Home Loan Banks 5.200% due 9/28/2037	3.83%	6/23/2026	7/7/2026	$250,372	$277,855	$250,000

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted.

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